Investment Strategy	Aug. 05, 2025
TrueShares Structured Outcome (January) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (January) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each January (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (February) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (February) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each February (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day. Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (March) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (March) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each March (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund and fees and expenses of investing in an S&P 500 Price Index ETF, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options or investing indirectly through an ETF), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect Investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded Flexible Exchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (April) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (April) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each April (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (May) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The TrueShares Structured Outcome (May) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each May (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect Investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded Flexible Exchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (June) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The TrueShares Structured Outcome (June) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each June (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (September) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (September) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each September (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (October) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (October) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each October (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (November) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (November) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each November (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included.

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.

TrueShares Structured Outcome (December) ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

TrueShares Structured Outcome (December) ETF

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing substantially all of its assets in options on the S&P 500 Price Index. The Fund’s investment adviser, TrueMark Investments, LLC (“TrueMark” or the “Adviser”), will employ a “buffer protect” options strategy that uses such options to seek to achieve exposure to the performance of the S&P 500 Price Index (before fees and expenses) while mitigating the first 8% to 12% decline (before fees and expenses) in the performance of the S&P 500 Price Index (the “Buffer”) over a 12-month period beginning on a specified day each December (each, a “Roll Date”). The period from one Roll Date to the next Roll Date is referred to as the “Investment Period,” and the first day of the Investment Period is referred to as the “Initial Investment Day.”

The Fund will purchase call options and sell (write) put options on the S&P 500 Price Index or an ETF that seeks to track the performance of the S&P 500 Price Index (each, a “S&P 500 Price Index ETF”) on each Initial Investment Day with an expiration on the next Roll Date. An option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the reference asset (or deliver cash equal to the value of the reference asset) at a specified price (“strike price”). In the event the reference asset declines in value, the value of a put option generally will increase and the value of a call option generally will decrease and may become worthless. In the event the reference asset appreciates in value, the value of a put option generally will decrease and become worthless and the value of a call option generally will increase.

On each Initial Investment Day, the Fund will sell (write) put options on the S&P 500 Price Index or an ETF that tracks the S&P 500 Price Index with a strike price within a range of approximately 8% to 12% lower than the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF. As the seller of these options, the Fund receives a premium from the buyer of the options, which the Fund invests in at-the-money call options on the S&P 500 Price Index or a S&P 500 Price Index ETF (i.e., call options having a strike price roughly equal to the current value of the S&P 500 Price Index or a S&P 500 Price Index ETF). The relative price of the put options sold (written) by the Fund to the price of the call options purchased by the Fund will determine the Fund’s exposure to the performance of the S&P 500 Price Index during the Investment Period. Due to the cost of the options used by the Fund, the correlation of the Fund’s performance to that of the S&P 500 Price Index is expected to be less than if the Fund invested directly in the constituents of the S&P 500 Price Index (i.e., without using options), and could be substantially less. This means that if the S&P 500 Price Index experiences gains for an Investment Period, the Fund may not realize gains to the same extent.

The Fund’s strategy also seeks to protect investors from a decline of up to 8% to 12% in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date. When the Adviser sells puts on the S&P 500 Price Index to create the buffer range, the proceeds are used to purchase calls at the money. However, not all puts generate the same premium relative to the downside exposure of the Fund. The Adviser will seek to deliver a buffer of 10% from the reference price of the S&P 500 Price Index on the first trading day of the month. However, the market could fluctuate on or after the buffer is set and this range allows for market condition volatility. The Fund is not designed to protect against declines of more than 8% to 12% in the performance of the S&P 500 Price Index, and there can be no guarantee that the Fund will be successful in implementing the buffer protect options strategy to protect against the first 8% to 12% decline. Additionally, even if the Fund mitigates a decline in the performance of the S&P 500 Price Index from one Roll Date to the next Roll Date, the Fund’s returns during the Investment Period (prior to the next Roll Date) may not reflect the buffer protect options strategy.

The Fund will invest in either standardized exchange-listed options or in exchange-traded FLexible EXchange Options (“FLEX Options”). FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange (“Cboe”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC”). FLEX Options provide investors with the ability to customize exercise prices, exercise styles, and expiration dates, while achieving price discovery in competitive, transparent, auction markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund will invest in European-style FLEX Options (i.e., they can only be exercised at the expiration date of the option) based on the performance of the S&P 500 Price Index or a S&P 500 Price Index ETF and which have an expiration date that is the last day of the Investment Period only. In general, the Fund intends to invest to the greatest extent possible in FLEX Options, as these options provide the best combination of OCC guarantees, price discovery, customization, and European-style settlement that is ideal for the Fund. However, the Fund may use listed options to provide an additional source of desired market exposure when the Adviser believes doing so will be beneficial to the Fund. The Fund also expects to invest in U.S. Treasury bonds or money market funds that invest in U.S. Treasury bonds.

The Fund is designed to provide the outcomes below (before fees and expenses) during each individual Investment Period. The outcomes would be lower if the fees and expenses were included

Change in the Returns of the S&P 500 Price Index	Expected Change in the Returns of the Fund
Declines between -8% and -12% (or more)	Declines 8% to 12% percentage points less than the S&P 500 Price Index (e.g., if the S&P 500 Price Index returns -35%, the Fund is designed to return -23% to -27%)

Declines between 0% and -8%	No change

Appreciates	The Fund’s returns will appreciate to a similar extent as the S&P 500 Price Index

The charts below illustrate the hypothetical returns that the Fund seeks to provide in certain illustrative scenarios for a shareholder that purchases Shares on the Initial Investment Day and holds such Shares for the entire Investment Period. These charts do not take into account payment by the Fund of Total Annual Fund Operating Expenses and assume a buffer of 10%. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

The Fund includes a mix of purchased and written (sold) put and call options structured to seek to achieve the results described above. The Fund is designed to seek to achieve the results described above for investments made on the Initial Investment Day and held until the last day of the Investment Period. Investments made on any day other than the Initial Investment Day may differ significantly, positively or negatively, from the results described above. The Fund’s website, www.true-shares.com, contains information about the Fund’s holdings, and the performance of the S&P 500 Price Index as of the Initial Investment Day and the prior business day to assist an investor in understanding the range of results such investor can expect for investments made at times other than on the Initial Investment Day.

Additionally, the Fund’s website provides information relating to the returns of the Fund, including the Fund’s Buffer and its position relative to the performance of the S&P 500 Price Index on a daily basis.

The Fund’s operations are intended to be continuous. It will not terminate and distribute its assets at the conclusion of an Investment Period. On each Roll Date, another Investment Period will commence and the Fund will invest in a new set of options.